Equity (Details) - Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price		6 Months Ended				12 Months Ended
		Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2024 USD ($) $ / shares ₪ / shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) ₪ / shares		Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares ₪ / shares shares		Dec. 31, 2021 $ / shares shares		Dec. 31, 2021 $ / shares ₪ / shares shares		Dec. 31, 2023 ₪ / shares [2]	Dec. 31, 2022 ₪ / shares	[2]	Dec. 31, 2021 ₪ / shares	[2]
Equity (Details) - Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price [Line Items]
Number of potential Ordinary shares Outstanding at beginning of the year (in Shares)		133,976				144,681				73,951		73,951		43,825		43,825
Aggregate Intrinsic value Outstanding at beginning of the year (in Dollars) | $		$ 57,959
Number of potential ordinary shares Exercisable at end of the year (in Shares)		114,535				76,700				48,687		48,687		28,286		28,286
Aggregate Intrinsic value Exercisable at end of the year (in Dollars) | $		$ 23,525,000
Number of potential ordinary shares Granted (in Shares)		27,544				11,539				74,980		74,980		34,226		34,226
Exercise price range Granted | (per share)			[1]					₪ 3	[2]
Aggregate Intrinsic value Granted | $ / shares		$ 53,015
Number of potential ordinary shares Exercised (in Shares)		(1,805)	[3]				[4]				[4]		[4]	(200)	[4]	(200)	[4]
Exercise price range Exercised | (per share)		$ 1.6	[3]						[2],[4]				[2],[4]	$ 100	[2],[4]
Aggregate Intrinsic value Exercised (in Dollars) | $	[3]	$ 7,565,000
Number of potential ordinary shares Forfeited (in Shares)		(4,272)				(7,211)				(4,250)		(4,250)		(2,950)		(2,950)
Exercise price range Forfeited | $ / shares	[1]
Aggregate Intrinsic value Forfeited | $ / shares
Number of potential ordinary shares Expired (in Shares)		(5,360)
Exercise price range Expired | (per share)			[1]										[2]
Aggregate Intrinsic value Expired | $ / shares
Number of potential ordinary shares Outstanding at end of the year (in Shares)		150,083				133,976				144,681		144,681		73,951		73,951
Exercise price range Outstanding at end of the year | $ / shares	[1]
Aggregate Intrinsic value Outstanding at end of the year (in Dollars) | $		$ 23,525,000		$ 23,525,000		$ 57,959		₪ 57,959
Minimum [Member]
Equity (Details) - Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price [Line Items]
Exercise price range Outstanding at beginning of the year | (per share)		$ 0.82	[1]	$ 3	[2]			₪ 137.8	[2]	$ 100	[2]	₪ 234	[2]	$ 100	[2]
Exercise price range Exercisable at end of the year | (per share)		0.01	[1]	$ 0.01	[1]									100	[2]	$ 100	[2]	₪ 3	₪ 141.8
Exercise price range Granted | (per share)		0.01										137.8	[2]	234	[2]
Exercise price range Forfeited | (per share)		40	[1]					194	[2]			137.8	[2]	100	[2]
Exercise price range Expired | (per share)		38.3						194	[2]					100	[2]
Exercise price range Outstanding at end of the year | (per share)		0.01				$ 0.82	[1]	3	[2]			137.8	[2]	100	[2]	$ 234	[2]
Maximum [Member]
Equity (Details) - Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price [Line Items]
Exercise price range Outstanding at beginning of the year | (per share)		247.1	[1]	$ 800	[2]			800	[2]	100	[2]	₪ 141.8	[2]			260	[2]
Exercise price range Exercisable at end of the year | (per share)		247.1	[1]	$ 247.1	[1]					$ 100	[2]	₪ 100	[2]					₪ 400			₪ 234
Exercise price range Granted | (per share)		10.7	[1]									₪ 800	[2]			141.8	[2]
Exercise price range Forfeited | (per share)		62.2	[1]					100	[2]			194	[2]			260	[2]
Exercise price range Expired | (per share)		48.6	[1]					100	[2]							260	[2]
Exercise price range Outstanding at end of the year | (per share)		$ 247.1	[1]			$ 247.1	[1]	₪ 800	[2]			₪ 800	[2]	$ 100	[2]	$ 141.8	[2]

[1]	Per 1 Ordinary Share of with no par value. Exercise price is quoted in denominated currency (see also Note 2B).
[2]	Per 1 Ordinary Share of with no par value. Exercise price is quoted in denominated currency.
[3]	Average share price for options exercised in 2024 – $ 5.79.
[4]	Including options exercised on a cashless basis. Average share price for options exercised in 2021 – $ 96.